TAX RECEIVABLE AGREEMENTS (Tables)	6 Months Ended
Jun. 30, 2012
TAX RECEIVABLE AGREEMENTS
Schedule of the company's liability pursuant to the TRAs

June 30, 2012
TRA with Fifth Third	$11,100
TRA with Advent	185,200
TRA with all pre-IPO investors	135,000
TRA with JPDN	1,700
Total	$333,000